Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	1 Months Ended						12 Months Ended
	May 31, 2023	Apr. 30, 2023	Feb. 28, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares acquisition, value							$ 5,436,456
Increase in accounts payable							6,300,000
Decrease in customer advances							1,400,000
Non cash expense							$ 830,000
Taoping New Media Co., Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares acquisition, value					$ 5,436,000
Issuance of shares, acquisition					121,363
IASPEC Technology Group Co Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares acquisition, value				$ 1,800,000
Issuance of shares, acquisition				61,225
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares acquisition, value		$ 49,000	$ 118,000
Issuance of shares, acquisition		6,718	6,718
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares, acquisition			20,154
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares, value						$ 20,000
Issuance of shares acquisition, value						$ 2,792,000
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares	50,000
Issuance of shares, value	$ 340,000
Consultant [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares	50,000
Directors Executive Officers and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares	200,000
Issuance of shares, value	$ 1,360,000